Average Annual Total Returns - AMG River Road Focused Absolute Value Fund	Feb. 01, 2021
CLASS I SHARES
Average Annual Return:
1 Year	(0.85%)
5 Years	12.46%
Since Inception	10.74%	[1]
Inception Date	Nov. 03, 2015
CLASS I SHARES | Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.87%
5 Years	9.74%
Since Inception	8.72%	[1]
Inception Date	Nov. 03, 2015
CLASS N SHARES
Average Annual Return:
1 Year	(1.06%)
5 Years	12.18%
Since Inception	10.47%	[1]
Inception Date	Nov. 03, 2015
CLASS N SHARES | After Taxes on Distributions
Average Annual Return:
1 Year	(1.06%)
5 Years	10.37%
Since Inception	8.74%	[1]
Inception Date	Nov. 03, 2015
CLASS N SHARES | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(0.63%)
5 Years	8.94%
Since Inception	7.58%	[1]
Inception Date	Nov. 03, 2015
CLASS N SHARES | Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.87%
5 Years	9.74%
Since Inception	8.72%	[1]
Inception Date	Nov. 03, 2015
CLASS Z Shares
Average Annual Return:
1 Year	(0.81%)
5 Years
Since Inception	8.27%	[2]
Inception Date	Sep. 29, 2017
CLASS Z Shares | Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.87%
5 Years	9.74%
Since Inception	7.05%	[2]
Inception Date	Sep. 29, 2017

[1]	Class N, Class I and Index performance shown reflects performance since the inception date of the Fund's Class N and Class I shares on November 3, 2015.
[2]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on September 29, 2017.